RESULTS FOR THE YEAR - EMPLOYEE COSTS - Employee Costs (Details) DKK in Millions	12 Months Ended
	Dec. 31, 2017 DKK employee	Dec. 31, 2016 DKK employee	Dec. 31, 2015 DKK employee
Analysis of income and expense [abstract]
Wages and salaries	DKK 23,869	DKK 24,651	DKK 23,289
Share-based payment costs (note 5.1)	292	368	442
Pensions – defined contribution plans	1,800	1,829	1,715
Pensions – defined benefit plans	165	145	154
Other social security contributions	1,910	1,853	1,783
Other employee costs	2,102	2,110	2,117
Total employee costs for the year	30,138	30,956	29,500
Employee costs capitalised as intangible assets and property, plant and equipment	(1,435)	(1,258)	(957)
Change in employee costs capitalised as inventories	(91)	(127)	(191)
Total employee costs in the Income statement	28,612	29,571	28,352
Cost of goods sold	7,854	7,841	7,239
Sales and distribution costs	11,994	12,447	12,231
Research and development costs	5,848	6,149	5,584
Administrative costs	2,505	2,721	2,658
Other operating income, net	DKK 411	DKK 413	DKK 640
Number of employees
Average number of full-time employees | employee	41,665	41,993	40,342
Year-end number of full-time employees | employee	42,076	41,971	40,638